Note 6 - Conversion of Notes Payable	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Conversion of Notes [Text Block]
Note
6.
Conversion of Notes Payable

During
December
2015,
we issued an aggregated
258,236
shares of our common stock to
2015
Unit Offering holders in lieu of
$64,559
note payable principal balance.

During
2015,
each of our December/January noteholders’ exchanged their note for a note and warrant on the terms offered in our
2015
Unit Offering (see Note
5),
such that the original notes totaling
$333,000
and accrued interest totaling
$50,895
were cancelled and we issued new convertible promissory notes totaling
$383,895
with an expiration date of
June
1,
2018.

During
2015,
investors included in our Summer
2014
Offering exercised their right to convert their equity investment into the
2015
Unit Offering. In exchange for a note and warrant on the terms offered in our
2015
Unit Offering (see Note
5),
we agreed to cancel
530,000
shares of our common stock issued as part of the Summer
2014
Offering, such that the original equity investment
$212,017
was cancelled and we issued new convertible promissory notes totaling
$212,017
with an expiration date of
June
1,
2018.

On
September
30,
2015,
the holder of our line of credit agreed to convert the outstanding balance on the line of credit for a convertible promissory note and Series A warrant on the terms offered in our
2015
Unit Offering (see Note
5),
such that the original line of credit totaling
$50,000
and accrued fees and interest totaling
$8,530,
were canceled and we issued a new convertible promissory note totaling
$58,530
with an expiration date of
June
1,
2018.
In addition, we issued a Series A stock purchase warrant to the holder allowing the holder to purchase
234,120
shares of our common stock.

On
March
26,
2014,
  we issued an aggregate
1,360,000
shares of our common stock, at a conversion price of
$0.25,
resulting in a fair value of
$584,800,
as payment for an aggregate
$275,000
in principal and
$65,000
of accrued and unpaid interest expense for
three
promissory notes (originally issued on
June
8,
2010,
October
28,
2013,
and
November
15,
2013).
Our stock price on the date of issuance was
$0.43
per share, resulting in additional financing costs of
$244,800
which was recorded as interest expense during the
three
- month period ended
March

31,

2014.

All of these offerings and sales were made in reliance on the exemption from registration contained in Section
4(2)
of the Securities Exchange Act and/or Regulation   D promulgated thereunder as not involving a public offering of securities.